Stockholders' equity - Schedule of Stockholders Compensation (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Paid / prepaid, value	R$ 29,556	R$ 6,729	R$ 7,079
Paid / prepaid	(1,434)	(1,009)	(1,061)
Paid / prepaid, Net	28,122	5,720	6,018
Interest on capital, WHT		(489)	0
Accrued (Recorded in Other Liabilities), value	4,148	5,886	5,236
Accrued (Recorded in Other Liabilities)	(623)	(882)	(786)
Current dividend payables	3,525	5,004	4,450
Identified in revenue reserves in stockholders equity, value		15,489	11,000
Identified in revenue reserves in stockholders equity, Net		R$ 15,000	R$ 11,000
Interest on capital, Gross value per share (in brl per share)		R$ 0.2834
Interest on capital, value		R$ 3,260
Interest on capital, WHT		(489)
Interest on capital, Net		R$ 2,771
Dividends, Gross value per share (in brl per share)		R$ 1.2509	R$ 1.1251
Dividends, value		R$ 12,229	R$ 11,000
Dividends, Net		12,229	11,000
Total, value	33,704	28,104	23,315
Total, WHT	(2,057)	(2,380)	(1,847)
Total, Net	R$ 31,647	R$ 25,724	R$ 21,468
Interest On Capital One
Disclosure of fair value measurement of liabilities [line items]
Interest on capital - 1 monthly installment, gross value per share (in brl per share)	R$ 0.0150	R$ 0.0150	R$ 0.0150
Interest on capital - 1 monthly installment, value	R$ 2,038	R$ 1,901	R$ 1,902
Interest on capital - 1 monthly installment, WHT	(307)	(285)	(285)
Interest on capital - 1 monthly installment, Net	R$ 1,731	R$ 1,616	R$ 1,617
Interest On Capital Two
Disclosure of fair value measurement of liabilities [line items]
Interest on capital, gross value per share (in brl per share)	R$ 0.5929	R$ 0.2055	R$ 0.2227
Interest on capital-paid, value	R$ 7,518	R$ 2,370	R$ 2,567
Interest on capital, WHT	(1,127)	(356)	(385)
Interest on capital, Net	R$ 6,391	R$ 2,014	R$ 2,182
Interest On Capital Three
Disclosure of fair value measurement of liabilities [line items]
Interest on capital, gross value per share (in brl per share)	R$ 1.8682	R$ 0.2134	R$ 0.2264
Interest on capital-paid, value			R$ 2,610
Interest on capital, WHT	R$ 0	R$ (368)	(391)
Interest on capital, Net	20,000	2,090	R$ 2,219
Interest on capital, value	R$ 20,000	R$ 2,458
Interest On Capital Four
Disclosure of fair value measurement of liabilities [line items]
Interest on capital - 1 monthly installment, gross value per share (in brl per share)	R$ 0.0150	R$ 0.0150	R$ 0.0150
Interest on capital - 1 monthly installment, value	R$ 190	R$ 173	R$ 173
Interest on capital - 1 monthly installment, WHT	(29)	(26)	(26)
Interest on capital - 1 monthly installment, Net	161	147	147
Interest On Capital Credited
Disclosure of fair value measurement of liabilities [line items]
Interest on capital-paid, value	3,958	2,673	2,639
Interest on capital, WHT	(594)	(400)	(396)
Interest on capital, Net	R$ 3,364	R$ 2,273	R$ 2,243
Interest on capital, gross value per share (in brl per share)	R$ 0.3143	R$ 0.2320	R$ 0.2289
Interest On Capital Credited 1
Disclosure of fair value measurement of liabilities [line items]
Interest on capital-paid, value		R$ 3,040	R$ 2,424
Interest on capital, WHT		(456)	(364)
Interest on capital, Net		R$ 2,584	R$ 2,060
Interest on capital, gross value per share (in brl per share)		R$ 0.2640	R$ 0.2102